Third-Party Funds	3 Months Ended
Mar. 31, 2026
Third-Party Funds [Abstract]
Third-party funds

11. Third-party funds

	March 31, 2026	December 31, 2025
User balance - CDBs (1)	29,772,564	27,838,964
User balance - Payment accounts (2)	979,128	856,573
Other obligations under financial Instruments(3)	776,613	752,571
Balance of commercial establishments – corporates (4)	457,860	526,607
Deposits – corporate customers	38	115
Financial Liabilities under repurchase agreements - LFT (5)	532,215	-
Total	32,518,418	29,974,830

(1)	PicPay Bank offers CDBs to its users. These instruments are indexed to the CDI and may be either redeemable at any time or subject to fixed maturity dates. As of March 31, 2026, the average yield rate on these CDBs was approximately 97% of the CDI.

(2)	Refers to the balance of the payment accounts held by users backed by financial investments (as disclosed in note 28.2 a) and amounts referring to withdrawals pending processing at the recipient’s bank.

(3)	Refers to non-convertible subordinated Financial Letters, namely: a fixed-rate senior Financial Letter (R$ 253,507) and a CDI-indexed subordinated Financial Letter (R$ 532,106), maturing on December 22, 2027 and December 28, 2039, respectively.

(4)	Refers to balances payable to commercial establishments related to the processing of sales via the PicPay payment arrangement.

(5)	Values relating to LFTs with a bank that is not linked to related parties within the group.